Stockholders' Deficit - Schedule of Issued Shares of Common Stock Consideration for Services Rendered Valued at Fair Market Value on the Grant (Details) - Obligations [Member]	12 Months Ended
Sep. 30, 2024 USD ($) shares
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	361,532
Fair Value	$ 1,880,188
Carrying value obligation	1,802,553
Gain (loss) on extinguishment	$ (77,635)
January 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	25,338
Fair Value	$ 750,000
Carrying value obligation	750,000
Gain (loss) on extinguishment
May 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	87,500
Fair Value	$ 501,000
Carrying value obligation	324,601
Gain (loss) on extinguishment	$ (176,399)
July 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	148,694
Fair Value	$ 374,788
Carrying value obligation	262,352
Gain (loss) on extinguishment	$ (112,436)
July 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	37,500
Fair Value	$ 95,400
Carrying value obligation	252,000
Gain (loss) on extinguishment	$ 156,600
July 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	37,500
Fair Value	$ 95,400
Carrying value obligation	150,000
Gain (loss) on extinguishment	$ 54,600
July 2024 [Member]
Class of Stock [Line Items]
Common Stock Shares (in Shares) | shares	25,000
Fair Value	$ 63,600
Carrying value obligation	63,600
Gain (loss) on extinguishment